CONDENSED BALANCE SHEETS - USD ($)	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
CURRENT ASSETS
Cash	$ 14,459
Loan receivable	14,270
Deferred charges	49,226		0
Total Current Assets	77,955
LONG TERM ASSETS
Investment in mineral leases	50,501
TOTAL ASSETS	128,456	0
CURRENT LIABILITIES
Accounts payable and accrued interest	105,660	110,204	145,425
Due to related parties	17,500	24,590
Promissory Note Payable	21,500	21,500	21,500
Derivative liabilities	861,753
Convertible Notes Payable (net of unamortized discounts of $271,785 and $0 respectively)	48,715	116,000	116,000
Total Current Liabilities	1,055,128	272,294	282,925
LONG TERM LIABITIES
Convertible Notes Payable (net of unamortized discounts of $123,856 and $0 respectively)	73,644
Total long term liabilities	73,644
TOTAL LIABILITIES	1,128,772	272,294	282,925
STOCKHOLDER'S DEFICIT
Common stock 500,000,000 shares authorized, at $0.001 par value; 33,135,645 shares issued and outstanding as of April 30, 2016 (July 31, 2015 - 225,525 shares)	33,136	225	225
Capital in excess of par value	28,526,675	378,641	378,125
Accumulated deficit	(29,560,127)	(651,160)	(661,275)
Total Stockholders' Deficiency	(1,000,316)	(272,294)	(282,925)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 128,456	$ 0	$ 0